Eaton Vance

Global Bond Fund

July 31, 2020 (Unaudited)

Eaton Vance Global Bond Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Income Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2020, the value of the Fund’s investment in the Portfolio was $56,424,519 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

International Income Portfolio

July 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 37.8%

Security	Principal Amount (000’s omitted)		Value
Australia — 4.7%
Australia Government Bond, 1.00%, 12/21/30 (1)	AUD	1,300	$941,418
Australian Capital Territory, 1.25%, 5/22/25(1)	AUD	2,350	1,725,410

Total Australia			$2,666,828

Bahrain — 1.0%
Kingdom of Bahrain, 7.00%, 10/12/28(1)	USD	500	$561,377

Total Bahrain			$561,377

Bermuda — 0.4%
Bermuda Government International Bond, 3.717%, 1/25/27(1)	USD	200	$218,900

Total Bermuda			$218,900

Egypt — 1.0%
Arab Republic of Egypt, 8.875%, 5/29/50(1)	USD	600	$602,154

Total Egypt			$602,154

Georgia — 0.2%
Georgia Treasury Bond, 7.00%, 5/30/24	GEL	430	$133,060

Total Georgia			$133,060

Iceland — 4.2%
Republic of Iceland, 5.00%, 11/15/28	ISK	59,300	$518,450
Republic of Iceland, 6.50%, 1/24/31	ISK	184,200	1,853,392

Total Iceland			$2,371,842

Indonesia — 2.5%
Indonesia Government International Bond, 3.85%, 10/15/30	USD	375	$432,100
Indonesia Treasury Bond, 7.50%, 6/15/35	IDR	14,000,000	980,671

Total Indonesia			$1,412,771

New Zealand — 6.2%
New Zealand Government Bond, 3.00%, 9/20/30(1)(2)	NZD	4,014	$3,496,607

Total New Zealand			$3,496,607

Peru — 2.2%
Peru Government Bond, 6.90%, 8/12/37	PEN	3,500	$1,228,420

Total Peru			$1,228,420

Philippines — 2.6%
Republic of the Philippines, 2.95%, 5/5/45	USD	500	$562,309
Republic of the Philippines, 6.25%, 1/14/36	PHP	34,000	896,043

Total Philippines			$1,458,352

Romania — 1.1%
Romanian Government International Bond, 3.375%, 1/28/50(1)	EUR	500	$605,073

Total Romania			$605,073

Security	Principal Amount (000’s omitted)		Value
Serbia — 7.8%
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	370,200	$4,401,316

Total Serbia			$4,401,316

Ukraine — 3.9%
Ukraine Government International Bond, 15.70%, 1/20/21	UAH	30,860	$1,136,950
Ukraine Government International Bond, 18.00%, 3/24/21	UAH	28,055	1,055,081

Total Ukraine			$2,192,031

Total Foreign Government Bonds (identified cost $20,447,271)			$21,348,731

Foreign Corporate Bonds — 3.8%

Security	Principal Amount (000’s omitted)		Value
Iceland — 3.8%
Arion Banki HF, 6.00%, 4/12/24(1)	ISK	100,000	$834,855
Islandsbanki HF, 6.40%, 10/26/23	ISK	40,000	333,390
Landsbankinn HF, 5.00%, 11/23/23(1)	ISK	120,000	962,354

Total Iceland			$2,130,599

Total Foreign Corporate Bonds (identified cost $2,199,828)			$2,130,599

Mortgage Pass-Throughs — 0.5%

Security	Principal Amount		Value
Federal National Mortgage Association: 3.966%, (COF + 1.77%), with maturity at 2035(3)
		$256,656	$266,812

			$266,812

Total Mortgage Pass-Throughs (identified cost $256,674)			$266,812

U.S. Treasury Obligations — 3.3%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(4)		$1,764	$1,882,625

Total U.S. Treasury Obligations (identified cost $1,812,991)			$1,882,625

Short-Term Investments — 50.8%

Foreign Government Securities — 8.7%

Security	Principal Amount (000’s omitted)		Value
Egypt — 3.0%
Egypt Treasury Bill, 0.00%, 10/13/20	EGP	13,775	$842,857
Egypt Treasury Bill, 0.00%, 4/6/21	EGP	14,600	842,371

Total Egypt			$1,685,228

Georgia — 0.0%(5)
Georgia Treasury Bill, 0.00%, 10/8/20	GEL	5	$1,602
Georgia Treasury Bill, 0.00%, 12/3/20	GEL	15	4,751

Total Georgia			$6,353

United Kingdom — 5.7%
United Kingdom Gilt, 8.00%, 6/7/21(1)	GBP	2,300	$3,213,598

Total United Kingdom			$3,213,598

Total Foreign Government Securities (identified cost $4,817,963)			$4,905,179

U.S. Treasury Obligations — 33.7%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/6/20		$19,000	$18,999,885

Total U.S. Treasury Obligations (identified cost $18,999,602)			$18,999,885

Other — 8.4%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(6)		4,742,455	$4,741,981

Total Other (identified cost $4,742,019)			$4,741,981

Total Short-Term Investments (identified cost $28,559,584)			$28,647,045

Total Investments — 96.2% (identified cost $53,276,348)			$54,275,812

Other Assets, Less Liabilities — 3.8%			$2,157,309

Net Assets — 100.0%			$56,433,121

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities is $13,161,746 or 23.3% of the Portfolio’s net assets applicable to common shares.

(2)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2020.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(5)	Amount is less than 0.05%.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2020.

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	23,730,000	USD	26,705,386	8/3/20	$1,247,383
EUR	2,604,104	USD	3,016,334	8/3/20	51,172
EUR	2,359,282	USD	2,732,756	8/3/20	46,361
EUR	1,972,008	USD	2,284,177	8/3/20	38,751
EUR	1,972,008	USD	2,325,885	8/3/20	(2,957)
EUR	2,359,282	USD	2,782,655	8/3/20	(3,537)
EUR	2,604,104	USD	3,071,410	8/3/20	(3,904)
EUR	23,730,000	USD	27,988,349	8/3/20	(35,580)
USD	27,988,349	EUR	23,730,000	8/3/20	35,580
USD	3,071,410	EUR	2,604,104	8/3/20	3,904
USD	2,782,655	EUR	2,359,282	8/3/20	3,537
USD	2,325,885	EUR	1,972,008	8/3/20	2,957
USD	2,219,268	EUR	1,972,008	8/3/20	(103,660)
USD	2,655,101	EUR	2,359,282	8/3/20	(124,017)
USD	2,930,620	EUR	2,604,104	8/3/20	(136,886)
USD	27,486,459	EUR	23,730,000	8/3/20	(466,310)
USD	1,234,284	PEN	4,219,400	8/6/20	40,368
USD	1,834,181	EUR	1,618,000	8/7/20	(71,861)
USD	844,794	PHP	43,000,000	8/7/20	(30,090)
KRW	1,220,000,000	USD	1,025,198	8/10/20	(1,792)
AUD	2,240,000	USD	1,462,944	8/12/20	137,469
AUD	2,442,258	USD	1,710,616	8/12/20	34,304
AUD	81,988	USD	57,426	8/12/20	1,152
USD	1,686,712	AUD	2,417,688	8/12/20	(40,654)
NZD	410,000	USD	267,770	8/17/20	4,148
JPY	1,237,000,000	USD	11,564,152	8/20/20	123,642
USD	1,120,642	JPY	120,000,000	8/20/20	(13,178)
JPY	373,200,639	USD	3,470,863	8/26/20	55,554
EUR	10,500,000	USD	12,171,611	9/2/20	204,431
KRW	582,359,000	USD	486,996	9/2/20	429
USD	829,017	AUD	1,194,876	9/8/20	(24,770)
USD	909,998	AUD	1,311,596	9/8/20	(27,189)
USD	96,342	IDR	1,417,354,000	9/8/20	576
JPY	61,520,881	USD	564,606	9/9/20	16,811
USD	13,297	CAD	18,040	9/18/20	(173)
GBP	959,627	USD	1,196,982	10/5/20	59,592
KRW	784,775,981	USD	653,833	10/5/20	3,073
JPY	49,768,691	USD	462,521	10/8/20	8,019
NOK	13,196,000	USD	1,404,006	10/8/20	46,154
NZD	59,291	USD	38,836	10/8/20	487
USD	763,075	NOK	7,172,000	10/8/20	(25,085)
USD	3,347,975	NZD	5,111,295	10/8/20	(41,984)
SEK	22,653,993	USD	2,480,115	10/15/20	101,869
KRW	280,075,000	USD	232,441	10/20/20	2,010

					$1,116,106

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	21,000,000	USD	24,395,070	BNP Paribas	8/4/20	$341,894	$—
EUR	664,868	USD	760,672	Citibank, N.A.	8/4/20	22,510	—
EUR	2,006,660	USD	2,256,913	Goldman Sachs International	8/4/20	106,834	—
EUR	3,536,425	USD	4,092,963	Goldman Sachs International	8/4/20	72,771	—
EUR	2,484,904	USD	2,875,960	Goldman Sachs International	8/4/20	51,134	—
EUR	872,100	USD	980,860	Goldman Sachs International	8/4/20	46,430	—
EUR	1,877,397	USD	2,172,849	Goldman Sachs International	8/4/20	38,632	—
EUR	822,314	USD	951,724	Goldman Sachs International	8/4/20	16,921	—
EUR	775,740	USD	897,821	Goldman Sachs International	8/4/20	15,963	—
EUR	770,895	USD	892,213	Goldman Sachs International	8/4/20	15,863	—
EUR	599,718	USD	694,098	Goldman Sachs International	8/4/20	12,341	—
EUR	195,889	USD	220,319	Goldman Sachs International	8/4/20	10,429	—
EUR	498,325	USD	576,748	Goldman Sachs International	8/4/20	10,254	—
EUR	119,200	USD	134,066	Goldman Sachs International	8/4/20	6,346	—
EUR	23,730,000	USD	27,486,934	State Street Bank and Trust Company	8/4/20	465,835	—
EUR	10,500,000	USD	12,203,964	State Street Bank and Trust Company	8/4/20	164,518	—
USD	2,187,046	EUR	1,912,049	Bank of America, N.A.	8/4/20	—	(65,254)
USD	12,195,719	EUR	10,500,000	BNP Paribas	8/4/20	—	(172,763)
USD	12,164,250	EUR	10,500,000	BNP Paribas	8/4/20	—	(204,232)
USD	4,270,122	EUR	3,732,314	Citibank, N.A.	8/4/20	—	(126,360)
USD	560,472	EUR	498,325	Goldman Sachs International	8/4/20	—	(26,531)
USD	674,510	EUR	599,718	Goldman Sachs International	8/4/20	—	(31,929)
USD	867,034	EUR	770,895	Goldman Sachs International	8/4/20	—	(41,042)
USD	872,483	EUR	775,740	Goldman Sachs International	8/4/20	—	(41,300)
USD	1,989,614	EUR	1,769,000	Goldman Sachs International	8/4/20	—	(94,181)
USD	13,264,652	EUR	11,461,000	Goldman Sachs International	8/4/20	—	(235,840)
USD	2,284,216	EUR	1,972,008	State Street Bank and Trust Company	8/4/20	—	(38,712)
USD	2,732,804	EUR	2,359,282	State Street Bank and Trust Company	8/4/20	—	(46,314)
USD	3,016,386	EUR	2,604,104	State Street Bank and Trust Company	8/4/20	—	(51,120)
USD	24,388,875	EUR	21,000,000	State Street Bank and Trust Company	8/4/20	—	(348,089)
KRW	2,545,050,000	USD	2,129,457	Australia and New Zealand Banking Group Limited	8/10/20	5,479	—
USD	288,316	THB	9,118,000	Standard Chartered Bank	8/10/20	—	(4,079)
CHF	2,250,000	EUR	2,089,779	Morgan Stanley & Co. International PLC	8/11/20	—	(1,301)
UGX	982,637,000	USD	247,080	Standard Chartered Bank	8/14/20	18,998	—
USD	247,514	UGX	982,637,000	Standard Chartered Bank	8/14/20	—	(18,564)
THB	7,053,000	USD	219,617	Standard Chartered Bank	8/18/20	6,553	—
THB	8,315,000	USD	268,425	Standard Chartered Bank	8/24/20	—	(1,791)
EUR	447,185	USD	525,188	BNP Paribas	8/31/20	1,873	—
EUR	152,533	USD	179,337	BNP Paribas	8/31/20	442	—
EUR	11,461,000	USD	13,272,285	Goldman Sachs International	8/31/20	235,886	—
USD	577,080	EUR	498,325	Goldman Sachs International	8/31/20	—	(10,256)
USD	694,497	EUR	599,718	Goldman Sachs International	8/31/20	—	(12,343)
USD	892,726	EUR	770,895	Goldman Sachs International	8/31/20	—	(15,866)
USD	898,337	EUR	775,740	Goldman Sachs International	8/31/20	—	(15,966)
USD	952,272	EUR	822,314	Goldman Sachs International	8/31/20	—	(16,925)
USD	2,174,099	EUR	1,877,397	Goldman Sachs International	8/31/20	—	(38,640)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,877,615	EUR	2,484,904	Goldman Sachs International	8/31/20	$—	$(51,143)
USD	4,095,318	EUR	3,536,425	Goldman Sachs International	8/31/20	—	(72,785)
THB	7,444,665	USD	240,560	Standard Chartered Bank	9/25/20	—	(1,849)
THB	9,038,445	USD	291,687	Standard Chartered Bank	9/25/20	—	(1,873)
THB	9,038,445	USD	291,704	Standard Chartered Bank	9/25/20	—	(1,890)
THB	9,038,445	USD	291,791	Standard Chartered Bank	9/25/20	—	(1,977)
USD	173,225	THB	5,355,000	Standard Chartered Bank	9/25/20	1,519	—
USD	28,653	THB	895,000	Standard Chartered Bank	9/25/20	—	(45)
USD	880,639	IDR	13,000,000,000	Standard Chartered Bank	10/26/20	9,577	—

						$1,679,002	$(1,790,960)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Depreciation
Interest Rate Futures
Euro-Buxl	(2)	Short	9/8/20	$(529,701)	$(8,528)
U.S. 5-Year Treasury Note	(2)	Short	9/30/20	(252,250)	(1,422)
U.S. 10-Year Treasury Note	(3)	Short	9/21/20	(420,234)	(3,531)

					$(13,481)

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	21,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.28% (pays quarterly)	6/8/25	$(42,132)	$—	$(42,132)
MXN	27,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.11% (pays monthly)	5/5/25	15,606	—	15,606
MXN	24,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.70% (pays monthly)	10/3/29	97,135	—	97,135
SGD	3,500	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.64% (pays semi-annually)	10/16/29	158,096	—	158,096
THB	70,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.37% (pays semi-annually)	10/17/29	78,424	—	78,424
USD	96	Receives	3-month USD-LIBOR (pays quarterly)	0.64% (pays semi-annually)	6/30/30	(1,101)	—	(1,101)
USD	270	Receives	3-month USD-LIBOR (pays quarterly)	0.62% (pays semi-annually)	7/1/30	(2,666)	—	(2,666)
USD	340	Receives	3-month USD-LIBOR (pays quarterly)	0.82% (pays semi-annually)	5/12/50	(4,486)	—	(4,486)
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	0.92% (pays semi-annually)	6/30/50	(8,107)	—	(8,107)

Total						$290,769	$—	$290,769

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation
Citibank, N.A.	MYR	8,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.15 (pays quarterly)%	10/14/24	$101,969
Goldman Sachs International	RUB	152,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.34 (pays annually)%	5/18/25	8,506

Total							$110,475

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation
Greece	Citibank, N.A.	$2,000	1.00 (pays quarterly	% )(1)	6/20/25	1.60%	$(54,137)	$147,652	$93,515

Total		$2,000					$(54,137)	$147,652	$93,515

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2020, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $2,000,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

COF	-	Cost of Funds 11th District

Currency Abbreviations:

AUD	-	Australian Dollar

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CNY	-	Yuan Renminbi

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

IDR	-	Indonesian Rupiah

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KRW	-	South Korean Won

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

UAH	-	Ukrainian Hryvnia

UGX	-	Ugandan Shilling

USD	-	United States Dollar

At July 31, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

At July 31, 2020, the value of the Portfolio’s investment in affiliated funds was $4,741,981, which represents 8.4% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended July 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$6,491,338	$45,742,239	$(47,491,067)	$137	$(666)	$4,741,981	$17,403	4,742,455

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$21,348,731	$—	$21,348,731
Foreign Corporate Bonds	—	2,130,599	—	2,130,599
Mortgage Pass-Throughs	—	266,812	—	266,812
U.S. Treasury Obligations	—	1,882,625	—	1,882,625
Short-Term Investments -
Foreign Government Securities	—	4,905,179	—	4,905,179
U.S. Treasury Obligations	—	18,999,885	—	18,999,885
Other	—	4,741,981	—	4,741,981
Total Investments	$—	$54,275,812	$—	$54,275,812
Forward Foreign Currency Exchange Contracts	$—	$3,948,735	$—	$3,948,735
Swap Contracts	—	459,736	—	459,736
Total	$—	$58,684,283	$—	$58,684,283

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(2,944,587)	$—	$(2,944,587)
Futures Contracts	(13,481)	—	—	(13,481)
Swap Contracts	—	(112,629)	—	(112,629)
Total	$(13,481)	$(3,057,216)	$—	$(3,070,697)

Investment Valuation — Derivatives. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models.

Credit Default Swaps. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.